Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ (6,912,480)		$ (6,631,299)
Stockholders' deficiency	(6,876,767)	$ (5,885,398)	(6,573,564)	$ (5,388,058)	$ (4,459,223)
Cash used in operating activities	$ (418,653)	$ (372,613)	$ (1,254,712)	$ (1,087,878)